Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Cash Obligation Payments
During each of the next five years and thereafter, the Company will be required to make payments as follows (in thousands):

2015	$18,250
2016	18,250
2017	18,250
2018	180,063
2019	—
Thereafter	180,312
Total	$415,125
The following is a summary of specified contractual cash obligation payments by the Company, excluding discontinued operations, as of December 31, 2014 (in thousands):

	Operating Leases	Related Party Leases	Total
2015	$15,012	$1,066	$16,078
2016	12,809	1,190	13,999
2017	9,871	1,169	11,040
2018	8,015	1,302	9,317
2019	5,796	1,282	7,078
Thereafter	8,516	6,659	15,175
Total	$60,019	$12,668	$72,687